Investments Investments - Debt Service and Fixed Charge Coverage Ratios (Details) $ in Millions	Dec. 31, 2019 USD ($)
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 156.6
Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	111.7
Greater than 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	94.6
Greater than 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	68.4
1.00 - 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	48.3
1.00 - 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	25.5
Less than 1.00x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	13.7
Less than 1.00x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 17.8